CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (22,807,824)	$ (2,623,920)	$ (3,046,187)	$ (1,283,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	18,922,507	1,893,057	2,009,910	1,021,512
Unrealized loss on warrant derivative liabilities	2,201,531	0
Depreciation expense	14,559	1,775	4,951	0
Changes in operating assets and liabilities:
Deposits	(10,196)	(5,000)	(5,000)	0
Accounts payable	149,405	91,267	110,548	120,196
Accrued expenses	272,669	(7,009)	53,580	82,490
Prepaid expenses			0	5,507
Inventory			0	0
Net cash used in operating activities	(1,255,630)	(649,830)	(872,198)	(53,889)
Cash flows from investing activities
Software development costs	(468,450)	(96,250)	(204,683)	(10,000)
Acquisition of fixed assets	(36,185)	(38,000)	(38,000)	0
Purchase of domain name			0	(60,000)
Net cash used in investing activities	(504,635)	(134,250)	(242,683)	(70,000)
Cash flows from financing activities
Proceeds from loans	545,107	0	0	2,000
Payments of loans	(120,107)	0
Proceeds from sale of common stock and warrants	1,275,000	700,000	825,000	475,000
Contributed capital from related party			0	0
Net cash provided by financing activities	1,700,000	700,000	825,000	477,000
Net change in cash	(60,265)	(84,080)	(289,881)	353,111
Cash at beginning of the period	67,762	357,643	357,643	4,532
Cash at end of the period	7,497	273,563	67,762	357,643
Supplemental disclosure of cash flow information:
Cash paid during the period for Income taxes	0	0	0	0
Cash paid during the period for Interest	100	0	0	0
Noncash investing and financing transactions:
Fair value of warrant derivative liabilities issued in common stock offering	449,624	0
Contributed capital from the forgiveness of debt, related party			0	5,991
Distribution of net liabilities to former shareholder			0	105,218
Common stock issued for purchase of domain name			0	43,750
Software contributed for common stock			0	98,290
Transfer of common stock subject to redemption to stockholders’ equity			$ 43,750	$ 0